Note 3 - Acquisitions (Details Textual) - USD ($) shares in Thousands												3 Months Ended	12 Months Ended
	Dec. 23, 2016	Nov. 11, 2016	Oct. 12, 2016	Apr. 29, 2016	Nov. 25, 2015	Jul. 22, 2015	Jul. 20, 2015	Dec. 05, 2014	Nov. 19, 2014	May 30, 2014	Apr. 01, 2014	Oct. 31, 2015	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015	Dec. 31, 2016	Oct. 31, 2016
Payments to Acquire Businesses, Net of Cash Acquired													$ 71,348,000	$ 120,853,000	$ 82,152,000
Business Combination, Acquisition Related Costs													3,019,000	$ 1,416,000	$ 1,666,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual													8,600,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual													$ (400,000)
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares															416
In Process Research and Development [Member]
Finite-lived Intangible Assets Acquired													$ 0	$ 0	$ 0
Other Charges [Member]
Business Combination, Acquisition Related Costs													1,000,000
Datamyne Inc [Member]
Payments to Acquire Businesses, Net of Cash Acquired	$ 52,500,000												52,541,000
Business Combination, Acquired Receivables, Gross Contractual Amount	1,500,000
Business Combination, Acquired Receivables, Fair Value	$ 1,400,000
Business Combination, Acquired Receivables, Estimated Uncollectible																$ 100,000
Business Combination, Consideration Transferred													52,173,000
4Solututions Information Technology [Member]
Payments to Acquire Businesses, Net of Cash Acquired		$ 2,500,000											2,456,000
Business Combination, Acquired Receivables, Gross Contractual Amount		200,000
Business Combination, Acquired Receivables, Fair Value		200,000
Business Combination, Acquired Receivables, Estimated Uncollectible		$ 0
Business Combination, Consideration Transferred													2,460,000
Appterra LLC [Member]
Payments to Acquire Businesses, Net of Cash Acquired			$ 5,700,000										5,703,000
Business Combination, Acquired Receivables, Gross Contractual Amount			100,000
Business Combination, Acquired Receivables, Fair Value			100,000
Business Combination, Acquired Receivables, Estimated Uncollectible			0
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High			1,600,000														$ 1,600,000
Business Combination, Contingent Consideration, Liability			$ 700,000										700,000
Business Combination, Consideration Transferred													6,248,000
Pixie Software GmbH [Member]
Payments to Acquire Businesses, Net of Cash Acquired				$ 10,600,000									10,648,000
Business Combination, Acquired Receivables, Gross Contractual Amount				600,000
Business Combination, Acquired Receivables, Fair Value				400,000
Business Combination, Acquired Receivables, Estimated Uncollectible				$ 200,000
Business Combination, Consideration Transferred													$ 10,622,000
Oz [Member]
Payments to Acquire Businesses, Net of Cash Acquired														29,459,000
Business Combination, Acquired Receivables, Gross Contractual Amount					$ 300,000
Business Combination, Acquired Receivables, Fair Value					300,000
Business Combination, Consideration Transferred					$ 29,500,000									29,435
BearWare [Member]
Payments to Acquire Businesses, Net of Cash Acquired														11,243,000
Business Combination, Acquired Receivables, Gross Contractual Amount						$ 800,000
Business Combination, Acquired Receivables, Fair Value						700,000
Business Combination, Acquired Receivables, Estimated Uncollectible						100,000
Business Combination, Consideration Transferred						$ 11,200,000								11,224
MK Data [Member]
Payments to Acquire Businesses, Net of Cash Acquired														80,151,000
Business Combination, Acquired Receivables, Gross Contractual Amount							$ 1,300,000
Business Combination, Acquired Receivables, Fair Value							1,200,000
Business Combination, Acquired Receivables, Estimated Uncollectible							100,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High							3,100,000
Business Combination, Consideration Transferred							$ 80,200,000							80,067
The2016 Acquisitions [Member]
Payments to Acquire Businesses, Net of Cash Acquired														120,853,000
Business Combination, Consideration Transferred														120,726
The2016 Acquisitions [Member] | Other Charges [Member]
Business Combination, Acquisition Related Costs														$ 1,200,000
Pentant Limited (Pentant) [Member]
Payments to Acquire Businesses, Net of Cash Acquired															2,134,000
Business Combination, Acquired Receivables, Gross Contractual Amount								$ 100,000
Business Combination, Acquired Receivables, Fair Value								100,000
Business Combination, Contingent Consideration, Liability								400,000
Business Combination, Consideration Transferred								2,100,000							2,121
e-customs [Member]
Payments to Acquire Businesses, Net of Cash Acquired															9,611,000
Business Combination, Acquired Receivables, Gross Contractual Amount								200,000
Business Combination, Acquired Receivables, Fair Value								200,000
Business Combination, Contingent Consideration, Liability								1,200,000
Business Combination, Consideration Transferred								$ 9,600,000							9,570
Airclic [Member]
Payments to Acquire Businesses, Net of Cash Acquired															29,597,000
Business Combination, Acquired Receivables, Gross Contractual Amount									$ 4,500,000
Business Combination, Acquired Receivables, Fair Value									4,500,000
Business Combination, Consideration Transferred									$ 29,600,000						29,279
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Income Taxes Payable and Goodwill												$ 800,000
Customs Info [Member]
Payments to Acquire Businesses, Net of Cash Acquired															34,121,000
Business Combination, Acquired Receivables, Gross Contractual Amount										$ 1,800,000
Business Combination, Acquired Receivables, Fair Value										1,700,000
Business Combination, Acquired Receivables, Estimated Uncollectible										100,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High										3,900,000
Business Combination, Consideration Transferred										39,500,000					38,690
Payments to Acquire Businesses, Gross										$ 34,100,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										400
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned										$ 5,400,000
Customs Info [Member] | Draw on Revolving Debt Facility [Member]
Business Combination, Consideration Transferred										$ 20,000,000
Computer Management [Member]
Payments to Acquire Businesses, Net of Cash Acquired															6,689,000
Business Combination, Acquired Receivables, Gross Contractual Amount											$ 200,000
Business Combination, Acquired Receivables, Fair Value											200,000
Business Combination, Consideration Transferred											$ 6,700,000				6,692
The 2015 Acquisitions [Member]
Payments to Acquire Businesses, Net of Cash Acquired															82,152,000
Business Combination, Consideration Transferred															86,352
The 2015 Acquisitions [Member] | Other Charges [Member]
Business Combination, Acquisition Related Costs															$ 1,500,000